Consolidated Statements of Operations (parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Series A preferred unitholders' interest in net income (loss)	$ 6,800,000	$ 6,800,000	$ 6,800,000
General Partner's interest in net income (loss)	134,000	(760,000)	951,000
Limited Partners' interest in net income (loss)	$ 7,131,000	$ (40,368,000)	$ 50,916,000
General Partner	$ 0.21	$ (1.19)	$ 1.48
Common units
Net Income (Loss), Per Outstanding Limited Partnership and General Partnership Unit, Basic, Net of Tax	0.21	(1.19)	1.48
Net Income Loss Per Outstanding Limited Partnership And General Partnership Unit Diluted	$ 0.21	$ (1.19)	1.48
Class B units
Net Income (Loss), Per Outstanding Limited Partnership and General Partnership Unit, Basic, Net of Tax			1.48
Net Income Loss Per Outstanding Limited Partnership And General Partnership Unit Diluted			$ 1.48